Going Concern (Details) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 04, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 14, 2025	Feb. 20, 2025	Jan. 08, 2025	Aug. 09, 2024	Dec. 12, 2023
Liquidity and Capital Resources [Line Items]
Cash and cash equivalents		$ 605,305				$ 605,305		$ 1,476,850	$ 8,134,211
Working capital deficit		6,800,000				6,800,000		277,642
Net loss		$ (4,270,294)	$ (2,750,317)	$ (2,029,495)	$ (2,859,862)	(7,020,611)	$ (4,889,357)	$ (10,771,451)	$ (1,178,906)
Principal amount										$ 1,284,881
Late charge percentage								12.00%
Forecast [Member]
Liquidity and Capital Resources [Line Items]
Principal amount												$ 1,724,100
Convertible Note [Member]
Liquidity and Capital Resources [Line Items]
Principal amount													$ 1,154,681	$ 15,819,209
Interest rate								5.00%
Increased interest rate								8.00%
Lending Lender [Member] | Forecast [Member]
Liquidity and Capital Resources [Line Items]
Principal amount											$ 1,575,000
New Loan Agreement [Member]
Liquidity and Capital Resources [Line Items]
Term loan, principal amount	$ 1,824,300
Loan repayment, aggregate of principal and interest	35,693
Interest accrued on loan	638,505
Administrative expense fee on loan	40,000
Lender's legal fee	35,000					$ 35,000
Repayment of discounted loan	1,749,300
New Loan Agreement [Member] | Forecast [Member]
Liquidity and Capital Resources [Line Items]
Term loan, principal amount	1,824,300
Interest accrued on loan	$ 638,505
Common Stock [Member]
Liquidity and Capital Resources [Line Items]
Conversion price (in Dollars per share)								$ 400
Exercise price (in Dollars per share)								$ 24
Maximum [Member]
Liquidity and Capital Resources [Line Items]
Working capital deficit								$ 6,000,000